Fair Value Measurement - Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Fair value	₽ 421,179	₽ 429,700
Carrying amount	436,825	463,342
Level 2 of fair value hierarchy [member] | Floating rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	357,276	356,444
Carrying amount	370,312	384,608
Level 2 of fair value hierarchy [member] | Fixed rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	11,169	21,852
Carrying amount	11,727	23,029
Level 2 of fair value hierarchy [member] | Other non-current financial liabilities [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	46,200	40,528
Carrying amount	48,303	44,510
Level 1 of fair value hierarchy [member] | Bond [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	6,534	10,876
Carrying amount	₽ 6,483	₽ 11,195